Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maturity range, maximum
Other borrowings	$ 12,750	$ 8,803
Minimum [Member]
Stated interest rate
Maximum [Member]
Stated interest rate
Fixed Rate Amortizing [Member]
Maturity range, minimum	Jul. 01, 2025
Maturity range, maximum	Oct. 01, 2028
Weighted-average interest rate	4.06%
Other borrowings	$ 404	555
Fixed Rate Amortizing [Member] | Minimum [Member]
Stated interest rate	4.02%
Fixed Rate Amortizing [Member] | Maximum [Member]
Stated interest rate	4.47%
Finance Lease Liabilities [Member]
Maturity range, minimum	Dec. 31, 2021
Maturity range, maximum	Jun. 01, 2040
Weighted-average interest rate	3.29%
Other borrowings	$ 4,098
Finance Lease Liabilities [Member] | Minimum [Member]
Stated interest rate	2.70%
Finance Lease Liabilities [Member] | Maximum [Member]
Stated interest rate	3.51%
Junior Subordinated Debt [Member]
Maturity range, minimum	Dec. 21, 2037
Maturity range, maximum	Dec. 21, 2037
Weighted-average interest rate	4.10%
Other borrowings	$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate	3.61%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate	4.42%